GOLDMAN SACHS TRUST II

Active Equity Multi-Manager Funds

Multi-Manager International Equity Fund

(the “Fund”)

Supplement dated May 17, 2024 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2024

Effective immediately, Lazard Asset Management LLC (“Lazard”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to Lazard as an Underlying Manager in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

MMGRFDSSTK 05-24